Intangible assets, net and Goodwill - Impairment of reporting units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and intangible assets
Carrying Value of Goodwill	$ 626,628	$ 625,129	$ 571,654
Goodwill Impairment	50,702	$ 55,422
Nevada
Goodwill and intangible assets
Carrying Value of Goodwill	43,992
Goodwill Impairment	$ 43,992